SCHEDULE OF OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - USD ($)	May 31, 2026	May 31, 2025
Operating Lease
Operating lease right-of-use assets, net	$ 236,666	$ 95,130
Operating lease liabilities, current	103,199	52,453
Operating lease liabilities, non-current	$ 134,277	$ 46,097
Weighted-average remaining lease term (in year) – Operating lease	2 years 7 months 28 days	1 year 9 months 21 days
Weighted-average discount rate (%) – Operating lease	6.32%	6.56%